Annual Fund Operating Expenses - TCW Enhanced Commodity Strategy Fund	Mar. 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	none
Expenses of the Subsidiary	6.86%
Other Expenses (as a percentage of Assets):	9.56%
Total Annual Fund Operating Expenses	16.92%
Fee Waiver and/or Expense Reimbursement	16.22%	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	[2]
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Expenses of the Subsidiary	6.86%
Other Expenses (as a percentage of Assets):	9.99%
Total Annual Fund Operating Expenses	17.60%
Fee Waiver and/or Expense Reimbursement	16.85%	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	[2]

[1]

The Fund may invest a portion of its assets in TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with the Fund’s investment advisor, TCW Investment Management Company LLC (the “Advisor”), for the management of the Subsidiary’s portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the Fund’s assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.

[2]	The Advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.75% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, theinvestment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.